Shareholder Report, Holdings (Details)	Aug. 31, 2025
Columbia Greater China Fund - Class A | Tencent Holdings Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.10%
Columbia Greater China Fund - Class A | Alibaba Group Holding Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.10%
Columbia Greater China Fund - Class A | Xiaomi Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Columbia Greater China Fund - Class A | China Construction Bank Corp., Class H [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Columbia Greater China Fund - Class A | PDD Holdings, Inc., ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Columbia Greater China Fund - Class A | Trip.com Group Ltd., ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Columbia Greater China Fund - Class A | BYD Co., Ltd., Class H [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Columbia Greater China Fund - Class A | NetEase, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Columbia Greater China Fund - Class A | Contemporary Amperex Technology Co., Ltd., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Columbia Greater China Fund - Class A | Ping An Insurance Group Co. of China Ltd., Class H [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Columbia Greater China Fund - Class A | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.30%
Columbia Greater China Fund - Class A | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.10%
Columbia Greater China Fund - Class A | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.90%
Columbia Greater China Fund - Class A | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%
Columbia Greater China Fund - Class A | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
Columbia Greater China Fund - Class A | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Columbia Greater China Fund - Class A | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Columbia Greater China Fund - Class A | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Columbia Greater China Fund - Class A | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Columbia Greater China Fund - Class A | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.70%
Columbia Greater China Fund - Class A | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Columbia Greater China Fund - Institutional Class | Tencent Holdings Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.10%
Columbia Greater China Fund - Institutional Class | Alibaba Group Holding Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.10%
Columbia Greater China Fund - Institutional Class | Xiaomi Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Columbia Greater China Fund - Institutional Class | China Construction Bank Corp., Class H [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Columbia Greater China Fund - Institutional Class | PDD Holdings, Inc., ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Columbia Greater China Fund - Institutional Class | Trip.com Group Ltd., ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Columbia Greater China Fund - Institutional Class | BYD Co., Ltd., Class H [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Columbia Greater China Fund - Institutional Class | NetEase, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Columbia Greater China Fund - Institutional Class | Contemporary Amperex Technology Co., Ltd., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Columbia Greater China Fund - Institutional Class | Ping An Insurance Group Co. of China Ltd., Class H [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Columbia Greater China Fund - Institutional Class | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.30%
Columbia Greater China Fund - Institutional Class | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.10%
Columbia Greater China Fund - Institutional Class | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.90%
Columbia Greater China Fund - Institutional Class | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%
Columbia Greater China Fund - Institutional Class | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
Columbia Greater China Fund - Institutional Class | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Columbia Greater China Fund - Institutional Class | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Columbia Greater China Fund - Institutional Class | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Columbia Greater China Fund - Institutional Class | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Columbia Greater China Fund - Institutional Class | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.70%
Columbia Greater China Fund - Institutional Class | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Columbia Greater China Fund - Institutional 3 Class | Tencent Holdings Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.10%
Columbia Greater China Fund - Institutional 3 Class | Alibaba Group Holding Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.10%
Columbia Greater China Fund - Institutional 3 Class | Xiaomi Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Columbia Greater China Fund - Institutional 3 Class | China Construction Bank Corp., Class H [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Columbia Greater China Fund - Institutional 3 Class | PDD Holdings, Inc., ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Columbia Greater China Fund - Institutional 3 Class | Trip.com Group Ltd., ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Columbia Greater China Fund - Institutional 3 Class | BYD Co., Ltd., Class H [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Columbia Greater China Fund - Institutional 3 Class | NetEase, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Columbia Greater China Fund - Institutional 3 Class | Contemporary Amperex Technology Co., Ltd., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Columbia Greater China Fund - Institutional 3 Class | Ping An Insurance Group Co. of China Ltd., Class H [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Columbia Greater China Fund - Institutional 3 Class | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.30%
Columbia Greater China Fund - Institutional 3 Class | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.10%
Columbia Greater China Fund - Institutional 3 Class | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.90%
Columbia Greater China Fund - Institutional 3 Class | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%
Columbia Greater China Fund - Institutional 3 Class | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
Columbia Greater China Fund - Institutional 3 Class | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Columbia Greater China Fund - Institutional 3 Class | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Columbia Greater China Fund - Institutional 3 Class | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Columbia Greater China Fund - Institutional 3 Class | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Columbia Greater China Fund - Institutional 3 Class | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.70%
Columbia Greater China Fund - Institutional 3 Class | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%